Transactions with Related Parties, Equity Incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 3,594,006	$ 5,312,854	$ 1,272,698
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 3,594,006	$ 5,312,854	$ 1,272,698